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CONNECTICUT
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================









Dear Shareholder:



We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. for the period February 1, 1998 through July 31, 1998.

The Fund had net assets of $177,887,988 and 535 active shareholders as of July 31, 1998.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,




\s\Steven W. Duff



Steven W. Duff
President













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 1998
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Tax Exempt Investments (18.30%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,500,000  City of Danbury, CT BAN (c)                                           08/07/98  3.43%  $  3,500,209
    2,075,000  Connecticut State GO Bonds - Series B (c)                             03/15/99  3.50      2,079,908
    2,870,000  Meriden, CT GO Bonds (c)
               MBIA Insured                                                          02/01/99  3.47      2,880,078
    3,650,000  Milford, CT BAN (c)                                                   11/12/98  3.60      3,650,283
    4,000,000  Norwich, CT BAN (c)                                                   11/10/98  3.54      4,000,360
    3,000,000  Regional School District #14
               (Towns of Bethlehem and Woodbury) (c)                                 06/01/99  3.62      3,007,884
    7,000,000  South Central, CT Regional Water System                               07/28/99  3.53      7,028,237    MIG-1
    2,000,000  Stamford, CT BAN (c)                                                  05/17/99  3.41      2,000,289
    1,400,000  Town of Fairfield, CT Sewer Assessment Note (c)                       06/04/99  3.59      1,400,328
    3,000,000  Town of New Canaan, CT BAN (c)                                        03/09/99  3.41      3,005,013
 ------------                                                                                         ------------
   32,495,000  Total Other Tax Exempt Investments                                                       32,552,589
 ------------                                                                                         ------------
Other Variable Rate Demand Instruments (b)(48.81%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,300,000  Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997A
               LOC Kredietbank                                                       03/01/17  3.40%  $  3,300,000   VMIG-1
    1,000,000  Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997B
               LOC Royal Bank of Canada                                              03/01/17  3.40      1,000,000   VMIG-1
    5,600,000  Connecticut Development Authority PCRB
               (CT Light & Power Company Project) - Series 1996A
               AMBAC Insured                                                         05/01/31  3.35      5,600,000   VMIG-1   A1+
    7,000,000  Connecticut HEFA (Edgeville Life Center in Greenwich) - Series B
               LOC Banque Paribas                                                    07/01/04  3.40      7,000,000   VMIG-1
      500,000  Connecticut HFA
               Housing Mortgage Finance Program Bonds - Series 1995G
               AMBAC Insured                                                         05/15/18  3.40        500,000   VMIG-1   A1+
    3,200,000  Connecticut HFA
               Housing Mortgage Finance Program Bonds - Series D-3
               AMBAC Insured                                                         11/15/28  3.37      3,200,000   VMIG-1   A1+
   14,400,000  Connecticut PCR Refunding Bond
               (CT Light & Power Company Project)
               LOC Union Bank of Switzerland                                         09/01/28  3.25     14,400,000   VMIG-1   A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 12,500,000  Connecticut State Development Authority
               (CT Light & Power Company Project) - Series 1993A
               LOC Deutsche Bank A.G.                                                09/01/28  3.50%  $ 12,500,000   VMIG-1   A1+
    2,000,000  Connecticut State GO - Series 1987B                                   05/15/14  3.40      2,000,000   VMIG-1   A1+
    2,000,000  Connecticut State Development Authority (Independent Living)
               LOC Chase Manhattan Bank                                              07/01/15  3.40      2,000,000   VMIG-1
    1,100,000  Connecticut State Development Authority IDRB
               (Columbia Diamond Ring)
               LOC Fleet National Bank                                               09/01/08  4.00      1,100,000     P1     A1+
    6,000,000  Connecticut State Development Authority IDRB
               (Gerber Scientific Incorporated)
               LOC Wachovia Bank & Trust Co., N.A.                                   12/01/14  3.60      6,000,000            A1+
    5,500,000  Connecticut State Development Authority IDRB
               (Rand Whitney Container Board L.P.)
               LOC Chase Manhattan Bank, N.A.                                        08/01/23  3.25      5,500,000     P1     A1
    1,000,000  Connecticut State Development Authority IDRB
               (Vitta Corporation Project)
               LOC Barclays Bank PLC                                                 08/01/09  4.00      1,000,000     P1     A1+
    3,000,000  Connecticut State Special Tax Obligation
               MBIA Insured                                                          06/30/07  3.65      3,000,000            A1+
    4,000,000  Connecticut State Special Tax Obligation RB
               (Second Lien Transportation Infrastructure)
               LOC Commerzbank A.G.                                                  12/01/10  3.35      4,000,000     P1     A1+
    1,855,000  Puerto Rico Ana Mendez University System
               (Industrial Tourist Educational, Medical & Environmental)
               LOC Banco Santander                                                   10/01/21  2.95      1,855,000            A1+
    1,660,000  Shelton, CT Housing Authority RB (c)
               LOC First Union National Bank                                         01/01/31  3.35      1,660,000
    3,000,000  Societe Generale #43
               (Puerto Rico Electric Power Authority) - Series AA
               MBIA Insured                                                          07/01/22  3.48      3,000,000            A1+
    2,900,000  State of Connecticut HEFA (Bradley Health Care Issue) - Series B
               LOC Fleet National Bank                                               07/01/29  3.15      2,900,000   VMIG-1
    1,700,000  State of Connecticut HEFA
               (Hospital of Saint Raphael Issue) - Series K
               LOC Kredietbank                                                       07/01/22  3.25      1,700,000   VMIG-1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield    (Note 1)    Moody's & Poor's
   ------                                                                              ----    -----     ------     -------  -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,210,000  State of Connecticut HEFA (Sharon Hospital Issue)
               LOC Bank of Boston                                                    07/01/27  3.45%  $  1,210,000   VMIG-1
    2,400,000  State of Connecticut HEFA - Series A
               LOC Credit Locale De France                                           07/01/24  3.45      2,400,000   VMIG-1
 ------------                                                                                         ------------
   86,825,000  Total Other Variable Rate Demand Instruments                                             86,825,000
 ------------                                                                                         ------------
Put Bonds (d) (9.08%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Connecticut HEFA (Yale New Haven Hospital) - Series E
               FGIC Insured                                                          06/01/99  3.70%  $  1,000,000   VMIG-1   A1+
    3,440,000  Connecticut Resource Recovery Authority
               (Wallingford Resource Recovery Project) -  Series 1986
               LOC National Westminster Bank PLC                                     11/15/98  3.80      3,440,000   VMIG-1   A1+
    5,000,000  Connecticut State Special Assessment Unemployment
               Compensation Advance Fund RB - Series 1993C
               FGIC Insured                                                          07/01/99  3.60      5,000,000   VMIG-1   A1+
    6,710,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                                09/01/98  3.69      6,710,142   VMIG-1   A1+
 ------------                                                                                         ------------
   16,150,000  Total Put Bonds                                                                          16,150,142
 ------------                                                                                         ------------
Revenue Bond (0.84%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,500,000  Connecticut State Special Tax Obligation RB
               Transportation Infrastructure - Series A (c)                          11/01/98  3.71%  $  1,500,711
 ------------                                                                                         ------------
    1,500,000  Total Revenue Bond                                                                        1,500,711
 ------------                                                                                         ------------
Tax Exempt Commercial Paper (21.17%)
------------------------------------------------------------------------------------------------------------------------------------
 $    895,000  Connecticut HFA Mortgage Project 1989 - Series D
               FHA/VA/Private Mortgages                                              09/08/98  3.55%  $    895,000   VMIG-1   A1+
    2,000,000  Puerto Rico Government Development Bank                               10/05/98  3.15      2,000,000            A1+
    7,000,000  Puerto Rico Government Development Bank                               08/19/98  3.40      7,000,000            A1+
    5,000,000  State of Connecticut HEFA RB (Yale University)                        10/01/98  3.45      5,000,000   VMIG-1   A1+
    7,765,000  State of Connecticut HEFA RB (Yale University)                        08/13/98  3.65      7,765,000   VMIG-1   A1+
    3,000,000  State of Connecticut HEFA RB (Yale University)                        08/18/98  3.60      3,000,000   VMIG-1   A1+
    2,000,000  State of Connecticut Special Assessment Second Injury Fund
               LOC Credit Agricole/Credit Commercial de Belgique                     08/05/98  3.60      2,000,000     P1     A1+
    3,000,000  State of Connecticut Special Assessment Second Injury Fund
               LOC Credit Agricole/Credit Commercial de Belgique                     08/06/98  3.35      3,000,000     P1     A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield    (Note 1)    Moody's & Poor's
   ------                                                                              ----    -----     ------     -------  -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  7,000,000  State of Connecticut Special Assessment Second Injury Fund
               LOC Credit Agricole/Credit Commercial de Belgique                     08/10/98  3.45%  $  7,000,000     P1     A1+
 ------------                                                                                         ------------
   37,660,000  Total Tax Exempt Commercial Paper                                                        37,660,000
 ------------                                                                                         ------------
Variable Rate Demand Instruments - Participations (b)(0.38%)
------------------------------------------------------------------------------------------------------------------------------------
 $    677,368  Connecticut State Development Authority IDRB (Nefco Holding)
               LOC Chase Manhattan Bank, N.A.                                        11/01/00  5.52%  $    677,368     P1     A1
 ------------                                                                                         ------------
      677,368  Total Variable Rate Demand Instruments - Participations                                     677,368
 ------------                                                                                         ------------
               Total Investments (98.58%) (Cost $175,365,810+)                                         175,365,810
               Cash and Other Assets,  Net of Liabilities (1.42%)                                        2,522,178
                                                                                                      ------------
               Net Assets (100.00%)                                                                   $177,887,988
                                                                                                      ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 177,829,036 Shares outstanding (Note 3)                                $       1.00
                                                                                                      ============
               Class B Shares,      85,160 Shares outstanding (Note 3)                                $       1.00
                                                                                                      ============

               +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:
      AMBAC    =  American Municipal Bond Assurance             LOC      =  Letter of Credit
      BAN      =  Bond Anticipation Note                        MBIA     =  Municipal Bond Insurance Association
      FGIC     =  Financial Guaranteed Insurance Company        PCFA     =  Pollution Control Finance Authority
      GO       =  General Obligation                            PCR      =  Pollution Control Revenue
      HEFA     =  Health and Education Facilities Authority     PCRB     =  Pollution Control Revenue Bond
      HFA      =  Housing Finance Authority                     RB       =  Revenue Bond
      IDRB     =  Industrial Development Revenue Bond

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 1998
(UNAUDITED)
================================================================================






INVESTMENT INCOME

 Income:
   Interest......................................................................     $    2,901,529
                                                                                      --------------
 Expenses: (Note 2)
   Investment management fee.....................................................            249,034
   Administration fee............................................................            174,324
   Shareholder servicing fee.....................................................            166,001
   Custodian expenses............................................................             17,385
   Shareholder servicing and related shareholder expenses........................             73,910
   Legal, compliance and filing fees.............................................             13,860
   Audit and accounting..........................................................             26,260
   Directors' fees...............................................................              7,500
   Other.........................................................................              3,826
                                                                                      --------------
       Total expenses............................................................            732,100
       Less:
         Expenses paid indirectly................................................     (          121)
                                                                                      --------------
              Net expenses.......................................................            731,979
                                                                                      --------------
   Net investment income.........................................................          2,169,550

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..........................................          -0-
                                                                                      --------------
Increase in net assets from operations...........................................     $    2,169,550
                                                                                      ==============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                                                           Six Months
                                                                              Ended                    Year
                                                                          July 31, 1998                Ended
                                                                           (Unaudited)           January 31, 1998
                                                                            ---------            -----------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income......................................        $      2,169,550         $       3,747,683

     Net realized gain (loss) on investments....................                -0-              (             993)
                                                                        ----------------         -----------------

 Increase (decrease) in net assets from operations..............               2,169,550                 3,746,690



 Dividends to shareholders from net investment income:
     Class A....................................................        (      2,169,265)*       (       3,746,628)*
     Class B....................................................        (            285)*       (           1,055)*
 Capital share transactions (Note 3):
     Class A....................................................              10,023,075                31,174,646
     Class B....................................................                  80,824         (           2,491)
                                                                        ----------------         -----------------
     Total increase (decrease)..................................              10,103,899                31,171,162
 Net assets:
     Beginning of period........................................             167,784,089               136,612,927
                                                                        ----------------         -----------------
     End of period..............................................        $    177,887,988         $     167,784,089
                                                                        ================         =================

 * Designated as exempt-interest dividends for federal income tax purposes.











--------------------------------------------------------------------------------
                        See Notes to Financial Statements

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.
Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
    (Continued)
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $41,602 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Shareholder servicing and related shareholder expenses" are expense offsets of $121.

3. Capital Stock.
At July 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $177,895,886. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Six Months                            Year
Class A                                               Ended                              Ended
-------                                           July 31, 1998                    January 31, 1998
                                                  -------------                    -----------------
 Sold...................................            169,966,134                        294,231,065
 Issued on reinvestment of dividends....              2,143,209                          3,475,704
 Redeemed...............................         (  162,086,268)                     ( 266,532,123)
                                                  -------------                       ------------
 Net increase (decrease)................             10,023,075                         31,174,646
                                                  =============                       ============

                                                   Six Months                            Year
Class B                                               Ended                              Ended
-------                                           July 31, 1998                    January 31, 1998
                                                  -------------                    -----------------
Sold...................................                 194,739                          1,915,696
Issued on reinvestment of dividends....                     162                                531
Redeemed...............................          (      114,077)                     (   1,918,718)
                                                  -------------                       ------------
Net increase (decrease)................                  80,824                      (       2,491)
                                                  =============                       ============

4. Sales of Securities.
Accumulated undistributed realized losses at July 31, 1998 amounted to $7,898. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire January 31, 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 53% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

6.    Financial Highlights.
                                                        Six Months                           Year Ended January 31,
Class A                                                   Ended      -------------------------------------------------------------
-------                                               July 31, 1998    1998         1997         1996          1995         1994
                                                      -------------  --------     --------     --------      --------     --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............       $  1.00      $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                        --------     --------     --------     --------      --------     --------
 Income from investment operations:
    Net investment income........................          0.013        0.027        0.026        0.030         0.023        0.017
 Less distributions:
    Dividends from net investment income.........         (0.013)    (  0.027)    (  0.026)    (  0.030)     (  0.023)    (  0.017)
                                                        --------     --------     --------     --------      --------     --------
 Net asset value, end of period..................       $  1.00      $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                        ========     ========     ========     ========      ========     ========
 Total Return....................................          2.65%*       2.74%        2.59%        3.02%         2.29%        1.70%
 Ratios/Supplemental Data
 Net assets, end of period (000).................       $177,803     $167,780     $136,606     $105,826     $  81,801     $120,551
 Ratios to average net assets:
    Expenses.....................................          0.88%*       0.89%        0.91%        0.91%         0.88%        0.87%
    Net investment income........................          2.61%*       2.70%        2.56%        2.96%         2.25%        1.68%
    Management and Administration fees waived               --           --           --          0.03%          --           --
    Expenses paid indirectly.....................           --           --          0.02%         --            --           --

                                                       Six Months                   Year               October 10, 1996
Class B                                                   Ended                    Ended         (Commencement of Offering) to
-------                                               July 31, 1998          January 31, 1998          January 31, 1998
                                                      -------------          -----------------         -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............       $  1.00                  $  1.00                    $  1.00
                                                        --------                 --------                   ---------
 Income from investment operations:
    Net investment income........................          0.014                    0.029                      0.009
 Less distributions:
    Dividends from net investment income.........       (  0.014)                (  0.029)                  (  0.009    )
                                                        --------                 --------                   ---------
 Net asset value, end of period..................       $  1.00                  $  1.00                    $  1.00
                                                        ========                 ========                   =========
 Total Return....................................          2.86%*                   2.96%                      2.83%*
 Ratios/Supplemental Data
 Net assets, end of period (000).................       $     85                 $      4                   $      7
 Ratios to average net assets:
    Expenses.....................................          0.69%*                   0.67%                      0.70%*
    Net investment income........................          2.69%*                   2.95%                      2.80%*
    Expenses paid indirectly.....................           --                       --                        0.02%*

 *  Annualized

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                                        CONNECTICUT
                                        DAILY
                                        TAX FREE
                                        INCOME
                                        FUND, INC.





                                                  Semi-Annual Report
                                                    July 31, 1998
                                                     (Unaudited)

















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
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-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------






Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020


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